Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 8,676	$ 213
Less: Accumulated amortization	(1,979)	(4)
Intangible assets	$ 6,697	209
Weighted average amortization period	4 years
Cost: Developed technology (Note 3)
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 4,169	213
Less: Accumulated amortization	(705)	(4)
Intangible assets	$ 3,464	209
Weighted average amortization period	5 years
Customer relationships (Note 3)
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 4,172	0
Less: Accumulated amortization	(1,159)	0
Intangible assets	$ 3,013	0
Weighted average amortization period	3 years
Others
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Assets Gross	$ 335	0
Less: Accumulated amortization	(115)	0
Intangible assets	$ 220	$ 0
Weighted average amortization period	5 years